Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
Grizzle Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	16.52%	9.90%
Grizzle Growth ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%	9.88%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.15%	8.30%